Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34602
Entity Registrant Name	DAQO NEW ENERGY CORP.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 29
Entity Address, Address Line Two	Huadu Mansion
Entity Address, Address Line Three	838 Zhangyang Road,
Entity Address, City or Town	Pudong New District, Shanghai
Entity Address, Postal Zip Code	200122
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	333,759,632
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, China
Entity Central Index Key	0001477641
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
American depositary shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing5 ordinary shares
Trading Symbol	DQ
Security Exchange Name	NYSE
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Business contact
Document and Entity Information
Entity Address, Address Line One	Unit 29
Entity Address, Address Line Two	Huadu Mansion
Entity Address, Address Line Three	838 Zhangyang Road
Entity Address, City or Town	Pudong New District, Shanghai
Entity Address, Postal Zip Code	200122
Entity Address, Country	CN
Contact Personnel Name	Ming Yang
City Area Code	86-21
Local Phone Number	5087-0629
Contact Personnel Email Address	mingyang@daqo.com